Derivative Financial Instruments and Hedge Accounting - Summary of Hedged Item (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩) [2]
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	₩ 34,741	$ 23,508	₩ 53,923	[1]	₩ 26,168
Foreign currency translation reserve	(186,708)	$ (126,337)	(14,659)	[1]	₩ (79,085)
Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	5,559,577		6,085,587
Carrying amount - Liabilities	4,392,171		7,071,880
Accumulated amount of hedge adjustments - Assets	242,594		(22,257)
Accumulated amount of hedge adjustments - Liabilities	(174,129)		(216,461)
Changes in fair value	221,044		40,774
Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	108,318		73,555
Changes in fair value	(216,702)		(20,668)
Debt securities in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	2,062,063		1,975,442
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	(15,065)		(50,746)
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	27,699		49,323
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	1,699,241		2,585,073
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	(44,081)		(111,902)
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	21,357		74,080
Deposits in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	246,258		49,985
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	6,258		(15)
Changes in fair value	(6,272)		15
Deposits in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	301,107		32,016
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(7,593)		(6,667)
Changes in fair value	926		(1,924)
Debentures in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	2,320,923		5,678,927
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(109,077)		(141,073)
Changes in fair value	(35,453)		(94,418)
Debentures in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	1,523,883		1,310,952
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(63,717)		(68,706)
Changes in fair value	(4,989)		(27,159)
Interest rate | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	3,761,304		4,560,515
Carrying amount - Liabilities	4,392,171		7,071,880
Accumulated amount of hedge adjustments - Assets	(59,146)		(162,648)
Accumulated amount of hedge adjustments - Liabilities	(174,129)		(216,461)
Changes in fair value	3,268		(83)
Interest rate | Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	160,165		113,361
Changes in fair value	(62,558)		(89,536)
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	1,798,273		1,525,072
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	301,740		140,391
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	217,776		40,857
Currency | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	1,798,273		1,525,072
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	301,740		140,391
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	217,776		40,857
Currency | Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	(51,847)		(39,806)
Changes in fair value	(154,144)		68,868
Currency | Hedge of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Foreign currency translation reserve	(316,109)		(129,401)
Changes in fair value	₩ 253,679		₩ 19,590

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.